EQUITY-BASED COMPENSATION (Details 1) - Omnibus Incentive Plan (the "Plan") - Stock options Share in Thousands	12 Months Ended
Dec. 31, 2018 USD ($) Share
Stock Options
Options Outstanding, beginning of period | Share	0
Granted | Share	4,605
Options Outstanding, end of period | Share	4,605
Weighted Average Exercise Price (in dollars per share)
Options Outstanding, beginning of period | $	$ 0
Granted | $	25.00
Options Outstanding, end of period | $	$ 25.00